GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Changes in the carrying amount of goodwill
Balance at beginning of period		¥ 217,394	¥ 217,394
Acquisition of Lagou		804,060
Balance at end of period	$ 156,995	¥ 1,021,454	¥ 217,394